UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (Check only one.): [ X ] is a restatement.
	[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Aetna Inc.
Address:  151 Farmington Avenue, RTAA
	  Hartford, CT 06156-9407

13F File Number: 28-388

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jeffrey Mortillaro
Title:  Investment Manager
Phone:  860-273-8666
Signature, Place and Date of Signing:


	Jeffrey Mortillaro Hartford, Connecticut	June 7, 2000
Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 	0

Form 13F Information Table Entry Total:	1

Form 13F Information Table Value Total:	$7,881

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                                                                                      ITEM 6
                                                                                    INVESTMENT
                                                                                    DISCRETION
                                                                               ------------------
                                                                               (A)    (B)     (C)      ITEM7           ITEM 8
                                                                              SOLE  SHARED   SHARED    MAN-       VOTING AUTHORITY
                             ITEM 2                        ITEM 4     ITEM 5         AS      OTHER     AGERS            (SHARES)
                                            ITEM 3                                  DEFINED            SEE        ----------------
        ITEM 1               TITLE                         FAIR       SHARES OR     IN INSTR           INSTR         (A)  (B)  (C)
                              OF            CUSIP          MARKET    PRINCIPAL
    NAME OF ISSUER           CLASS         NUMBER          VALUE       AMOUNT         V                 V           SOLE SHRD NONE



ALASKA COMMUNICATIONS SYSTS
			     COM	  01167P101	$7,881	     812,453	    X			01	  812,453





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